JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Short Duration Core Plus Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan High Yield Municipal Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan Municipal Income Fund

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

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JPMorgan Short Duration Bond Fund

JPMORGAN TRUST IV

J.P. Morgan Income Funds

JPMorgan High Yield Opportunities Fund

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

(Class R6 Shares)

(the “Funds”)

Supplement dated July 1, 2019 to

the Summary Prospectuses and Prospectuses dated July 1, 2019

Effective September 1, 2019 (the “Effective Date”), the eligibility and certain investment minimum requirements for Class R6 Shares will be revised, which will affect the Summary Prospectuses and Prospectuses as described below.

1.

On the Effective Date, the information relating to Class R6 Shares in the “Risk/Return Summary — Purchase and Sale of Fund Shares” section of each Summary Prospectus and Prospectus will be deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

Purchase minimums

For Class R6 Shares

To establish an account	$5,000,000 for Institutional Investors
$15,000,000 for Other Investors

To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors, as described in the “Investing with J.P. Morgan Funds — Choosing a Share Class — Eligibility” section.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9143
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

SUP-CLASSR6-719

2.

On the Effective Date, the “Eligibility” and “Minimum Investment” sections for the Class R6 Shares in the “Investing with J.P. Morgan Funds — Choosing a Share Class” table in the Prospectus will be deleted and replaced with the following:

Class R6
Eligibility

May be purchased by

•  Group Retirement Plans[1]

•  Section 529 college savings plans

•  J.P. Morgan Funds of Funds

•  Mutual Funds, ETFs, and other registered investment companies not affiliated with JPMIM

•  Investors through a fee-based advisory program of a financial intermediary that has entered into a written agreement with the Distributor to offer such shares through an omnibus account held at the Fund

•  Institutional Investors, as described below

•  Other Investors, as described below

Minimum Investment	$5,000,000 — Institutional Investors $15,000,000 — Other Investors There is no minimum for other Class R6 eligible investors as described in “Eligibility”, above.

3.

On the Effective Date, the “Investing with J.P. Morgan Funds — Discretionary Accounts” and “Investing with J.P. Morgan Funds — Direct Investors” sections in the Prospectus will be deleted and replaced with the following:

Institutional Investors

Class R6 Shares may also be purchased by institutional investors whose initial investment in the Fund is at least $5,000,000. Institutional investors include, but are not limited to:

1.	Certain accounts at JPMIM, JPMorgan Chase Bank, N.A. or their affiliates, or

2.

Corporations, qualified non-profit organizations, charitable trusts, foundations and endowments, governmental entities, municipalities, and hospital investing for their own account. These accounts may not be held for the benefit of multiple underlying, unrelated investors.

Other Investors

Class R6 Shares also may be purchased in other accounts whose initial investment in the Fund is at least $15,000,000. These accounts may not be held for the benefit of multiple underlying, unrelated investors.

More Information about Institutional and Other Investors

For accounts held directly at the Fund, an Institutional or Other Investor can combine purchases of Class R6 Shares, held outside of a Group Retirement Plan, with Class R6 Shares of other J.P. Morgan Funds in order to meet the applicable minimum investment. Investors are responsible for indicating their eligibility to combine purchases to meet the investment minimum of Class R6 Shares at the time of purchase.

Certain Financial Intermediaries may not make Class R6 Shares available for purchase, may have higher investment minimums, or may have different requirements for combining purchases to meet the investment minimums for Class R6 Shares.

Prior to the Effective Date, the Funds reserve the right to reduce the initial investment minimum for the Class R6 Shares for Institutional Investors as defined above.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES

FOR FUTURE REFERENCE